Income Taxes - Schedule of Loss Carryforwards (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 9.2	$ 13.0
Non-capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	109.0	100.8
Non-capital tax losses [member] | Expiry 2020 To 2039 [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	37.8	27.4
Non-capital tax losses [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	71.2	73.4
Capital tax loss [member] | Never expire [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	6.8	9.3
Non-capital and capital tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Capital tax losses	$ 125.0	$ 123.1